Average Annual Total Returns - FidelityInternationalDiscoveryFund-KPRO - FidelityInternationalDiscoveryFund-KPRO - Fidelity International Discovery Fund	Dec. 30, 2023
Fidelity International Discovery Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(24.73%)
Past 5 years	1.51%
Past 10 years	5.23%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%